NET SALES	9 Months Ended	12 Months Ended
	Oct. 02, 2021	Dec. 31, 2020
NET SALES
NET SALES

10.NET SALES

The following table sets forth the Company’s disaggregation of net sales by product line (in thousands):

	Three Fiscal Quarters Ended
	October 2, 2021	September 26, 2020
In-ground Swimming Pools	$285,704	$169,681
Covers	94,354	53,528
Liners	111,534	68,259
	$491,592	$291,468

12.NET SALES

The following table sets forth the Company’s disaggregation of net sales by product line (in thousands):

	Year Ended
	December 31,
	2019	2020
In-ground Swimming Pools	$175,033	$237,410
Covers	70,984	84,524
Liners	71,958	81,455
	$317,975	$403,389

The allowance for bad debt activity during the years ended December 31, 2019 and 2020 was as follows (in thousands):

	Year Ended
	December 31,
	2019	2020
Balance at the beginning of the year	$1,535	$1,322
Bad debt expense	253	358
Write-offs	(466)	(242)
Balance at the end of the year	$1,322	$1,438